Financial risk management - Analysis of Borrowings after Interest Rate Swaps (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (1,149,301)
Total borrowings as per analysis	1,236,971	$ 779,556
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings as per analysis	1,236,971
Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	995,296
Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	241,675
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	22,113
Argentine Peso | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(656,303)
Brazilian Reais | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	66,767
Brazilian Reais | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	212,332
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(484,005)
US Dollar | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	928,517
Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(28,500)
Euro | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	29,343
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(171,097)
Argentine Peso | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings as per analysis	102,978
Argentine Peso | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	102,978
Argentine Peso | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Argentine Peso | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	22,113
Argentine Peso | Argentine Peso | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12
Argentine Peso | Brazilian Reais | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Argentine Peso | Brazilian Reais | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Argentine Peso | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(193,210)
Argentine Peso | US Dollar | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	102,966
Argentine Peso | Euro | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(908,237)
Brazilian Reais | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings as per analysis	568,327
Brazilian Reais | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	355,995
Brazilian Reais | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	212,332
Brazilian Reais | Argentine Peso | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Brazilian Reais | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(656,303)
Brazilian Reais | Brazilian Reais | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	66,767
Brazilian Reais | Brazilian Reais | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	212,332
Brazilian Reais | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(251,934)
Brazilian Reais | US Dollar | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	289,228
Brazilian Reais | Euro | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(70,557)
US Dollar | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings as per analysis	565,666
US Dollar | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	536,323
US Dollar | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	29,343
US Dollar | Argentine Peso | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
US Dollar | Brazilian Reais | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
US Dollar | Brazilian Reais | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
US Dollar | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(39,451)
US Dollar | US Dollar | Fixed | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	536,323
US Dollar | Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(28,500)
US Dollar | Euro | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 29,343